Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and Diluted Earnings Per Share
Loss available to common shareholders	$ (4,458)		$ (36,951)
Shares	93,743,787		76,561,692
Per Share Amount	$ (0.05)		$ (0.48)
Diluted Earnings Per Share
Income (Loss) available to common shareholders plus assumed conversions		$ 2,919
Employee restricted stock (See Note J)		289,090
Shares	93,743,787	93,801,073	76,561,692
Per Share Amount	$ (0.05)	$ 0.03	$ (0.48)